UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 1.0%
TransDigm Group, Inc.	304,748	$47,775,344

		$47,775,344

Auto Components — 2.2%
Gentex Corp.	4,325,097	$99,693,486

		$99,693,486

Capital Markets — 5.2%
Affiliated Managers Group, Inc.(1)	995,815	$163,253,911
SEI Investments Co.	2,720,067	77,331,505

		$240,585,416

Chemicals — 1.0%
Airgas, Inc.	479,053	$45,730,399

		$45,730,399

Commercial Banks — 4.8%
City National Corp.	1,517,403	$96,157,828
Cullen/Frost Bankers, Inc.	721,597	48,181,032
Umpqua Holdings Corp.	5,216,807	78,304,273

		$222,643,133

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	1,468,957	$45,243,876

		$45,243,876

Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc.(1)	1,730,448	$95,399,598

		$95,399,598

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,620,733	$89,480,669

		$89,480,669

Distributors — 3.9%
LKQ Corp.(1)	7,095,068	$182,698,001

		$182,698,001

Electrical Equipment — 3.3%
Acuity Brands, Inc.	1,258,520	$95,043,430
AMETEK, Inc.	1,364,253	57,707,902

		$152,751,332

Electronic Equipment, Instruments & Components — 1.4%
FLIR Systems, Inc.	2,333,905	$62,945,418

		$62,945,418

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	513,851	$46,395,607
Oceaneering International, Inc.	1,007,578	72,747,131

		$119,142,738

Security	Shares	Value
Health Care Equipment & Supplies — 5.4%
DENTSPLY International, Inc.	3,349,055	$137,177,293
IDEXX Laboratories, Inc.(1)	506,225	45,448,881
Varian Medical Systems, Inc.(1)	986,921	66,567,821

		$249,193,995

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	1,304,464	$124,902,428

		$124,902,428

Household Products — 1.7%
Church & Dwight Co., Inc.	1,306,044	$80,595,975

		$80,595,975

Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	1,577,167	$98,273,276

		$98,273,276

Insurance — 7.8%
HCC Insurance Holdings, Inc.	3,527,941	$152,089,537
Markel Corp.(1)	392,834	207,003,876

		$359,093,413

IT Services — 3.7%
Gartner, Inc.(1)	1,005,492	$57,302,989
Jack Henry & Associates, Inc.	1,459,711	68,796,179
WEX, Inc.(1)	589,715	45,231,141

		$171,330,309

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	1,024,594	$114,959,447
Mettler-Toledo International, Inc.(1)	268,402	54,002,482

		$168,961,929

Machinery — 7.6%
CLARCOR, Inc.	1,693,371	$88,410,900
Donaldson Co., Inc.	1,262,797	45,031,341
Graco, Inc.	1,120,858	70,849,434
IDEX Corp.	1,930,772	103,894,842
Pall Corp.	665,412	44,203,319

		$352,389,836

Marine — 2.5%
Kirby Corp.(1)	1,461,367	$116,237,131

		$116,237,131

Media — 3.9%
Morningstar, Inc.	2,305,999	$178,899,402

		$178,899,402

Professional Services — 2.2%
Equifax, Inc.	1,711,992	$100,887,689

		$100,887,689

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	3,814,121	$68,310,907

		$68,310,907

Security	Shares	Value
Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	1,123,039	$81,128,337

		$81,128,337

Software — 9.6%
ANSYS, Inc.(1)	1,546,060	$113,016,986
Blackbaud, Inc.	3,116,383	101,500,594
FactSet Research Systems, Inc.	694,687	70,816,393
Fair Isaac Corp.	2,212,885	101,416,519
Solera Holdings, Inc.	1,065,244	59,280,829

		$446,031,321

Specialty Retail — 6.7%
Aaron’s, Inc.	2,422,053	$67,841,705
CarMax, Inc.(1)	1,463,253	67,543,758
O’Reilly Automotive, Inc.(1)	424,166	47,769,575
Sally Beauty Holdings, Inc.(1)	4,139,636	128,742,680

		$311,897,718

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	790,778	$49,542,242

		$49,542,242

Total Common Stocks (identified cost $3,276,849,380)		$4,361,765,318

Short-Term Investments — 5.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$267,132	$267,131,538

Total Short-Term Investments (identified cost $267,131,538)		$267,131,538

Total Investments — 100.0% (identified cost $3,543,980,918)		$4,628,896,856

Other Assets, Less Liabilities — (0.0)%(3)		$(1,714,814)

Net Assets — 100.0%		$4,627,182,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2013 was $193,471.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at June 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,548,592,658

Gross unrealized appreciation	$1,081,559,057
Gross unrealized depreciation	(1,254,859)

Net unrealized appreciation	$1,080,304,198

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$4,361,765,318	*	$—	$—	$4,361,765,318
Short-Term Investments	—		267,131,538	—	267,131,538
Total Investments	$4,361,765,318		$267,131,538	$—	$4,628,896,856

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013